Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Schedule of investments
	December 31,
	2015	2016
	RMB	RMB

Cost investments (i)	516,446	477,733
Equity investments(ii)	44,994	252,272
Available-for-sale securities (iii)	6,117	188,597

Total	567,557	918,602

(i)
In 2015 and  2016, the Group entered into agreements to acquire minority stake of a number of privately-held entities with total consideration of RMB351,800 and RMB90,234 respectively. The investments are not investment in common stock or in-substance common stock and therefore have been precluded from applying the equity method of accounting. They have been accounted for as investments under cost method, since all of these equity securities do not have a readily determinable fair value.

(ii)
In 2016, the Group acquired minority stake of a number of privately-held entities with total consideration of RMB107,010. Investments have been accounted for under the equity method where the Group has significant influence in these investments and the investments are considered as in substance ordinary shares.

In 2016, following the deconsolidation and disposal of Xingxue (Note 4), the Group reclassified the remaining 31.14% equity interest of Xingxue as an equity investment, as the Group still can exercise significant influence over Xingxue.

(iii)
In 2015, the Group entered into share purchase agreements to acquire 4.25% equity stake of a company with a total consideration of RMB6,117. The Group recorded this investment as an available-for-sale debt security since the preferred shares purchased by the Group are redeemable at the option of the Group. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end. There was no significant change in fair value of the investment from the investment date to December 31,  2016.

In 2016, one of the Group's investees became listed on NASDAQ Global Market. As the investment has readily determinable fair value upon listing, the Group reclassified this investment as an available-for-sale security upon its listing and recorded the investment at fair value with unrealized holding gain or loss recognized in other comprehensive income under ASC 320.

(iv)
The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. In 2014, 2015 and 2016, based on the Group's assessment, an impairment charge of RMB4,000, RMB6,000 and RMB80,104 was recognized in general and administrative expenses, respectively, against the carrying value of the investments due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment plans.